CONSOLIDATED BALANCE SHEETS - Exascale Labs Inc [Member] - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 2,693,586	$ 4,231,689
U.S. Dollar Coin	2,160,746
Accounts receivable, net	1,107,210	152,536
Advance to suppliers	112,343	1,030,761
Refundable deposits receivable	450,000	681,125
Other receivables		1,207,626
Total Current Assets	6,523,885	7,303,737
Non-Current Assets
Deferred offering costs	190,000
Equipment, net	12,840	19,600
Total Non-Current Assets	202,840	19,600
Total Assets	6,726,725	7,323,337
Current Liabilities
Accounts payable	916,422	90,015
Simple agreements for future equity	29,121,268	18,243,885
Contract liabilities	1,070,378	432,760
Refundable deposits payable	359,481	1,445,580
Other current liabilities	417,951	107,481
Total current liabilities	31,885,500	20,319,721
Total liabilities	31,885,500	20,319,721
Shareholders’ Deficit
Common stock, $0.0001 par value; 100 shares authorized; 100 shares issued and outstanding		15
Additional paid-in capital	220,636	220,636
Accumulated deficit	(25,379,426)	(13,217,035)
Total Stockholders’ Deficit	(25,158,775)	(12,996,384)
Total Liabilities and Stockholders’ Deficit	6,726,725	7,323,337
Common Stock Class A [Member]
Shareholders’ Deficit
Common stock, $0.0001 par value; 100 shares authorized; 100 shares issued and outstanding	3
Common Stock Class B [Member]
Shareholders’ Deficit
Common stock, $0.0001 par value; 100 shares authorized; 100 shares issued and outstanding	$ 12